Financial result (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income
Yields and interests		$ 965,952	$ 266,116	$ 299,246
Results from financial assets		178,212	108,640	665,310
Gain (loss) on derivatives valuation		18,099	(406)	0
Dividends		70	27	44
Gain on derivatives liquidation		0	10,695	108,838
Other financial income		154,812	18,520	27,992
Total finance income		1,317,145	403,592	1,101,430
Finance expenses
Interest		(5,517,417)	(3,095,224)	(2,384,342)
Financial cost of other liabilities	[1]	(2,003,687)	(1,043,728)	(872,987)
Results from financial assets		(152,355)	(101,973)	(473,598)
Other financial expenses		(353,793)	(190,723)	(198,864)
Total finance expenses		(8,027,252)	(4,431,648)	(3,929,791)
(Loss) gain from exchange difference		(124,650)	(31,726)	346,774
Gain from realization of other comprehensive income on sale of joint ventures	[2]	0	361,728	0
Foreign exchange (loss) gain		(124,650)	330,002	346,774
Financial result		$ (6,834,757)	$ (3,698,054)	$ (2,481,587)

[1]	Includes the financial expense of the asset retirement obligations and the liabilities for post–employment benefits.
[2]	On January 19, 2021, through the signing of the share purchase agreement (Share Purchase Agreement) with one of the subsidiaries of De Jong Capital LLC., in its capacity as buyer, Ecopetrol S.A. formalized the sale of all the shares in the company Offshore International Group (OIG), in which it had a participation equivalent to 50%. This operation generated the following impacts on the results of the period: profit from the sale of assets for $4,923 and the realization of other comprehensive income for $361,728.